Reconciliation to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation to Form 5500	Reconciliation to Form 5500
As of December 31, 2025 and 2024, the Entergy Savings Plan had $319,753 and $171,720, respectively, of pending distributions to participants withdrawing all or a portion of their investments from the Entergy Savings Plan. These amounts are recorded as a liability in the Entergy Savings Plan's Form 5500; however, these amounts are not recorded as a liability in the accompanying Statements of Net Assets Available for Benefits, which is in accordance with accounting principles generally accepted in the United States of America.

In accordance with the accounting guidance on reporting of fully benefit-responsive investment contracts explained above in Note 2, the Statements of Net Assets Available for Benefits as of December 31, 2025 and 2024 present the Entergy Savings Plan's interest in the Master Trust at contract value for fully benefit-responsive investment contracts. The Entergy Savings Plan's Form 5500 Schedule H reports the fair value for fully benefit-responsive investment contracts. The adjustment for the difference in the contract value and the fair value for such contracts is reflected in the table below.
As of December 31, 2025 and 2024, the Entergy Savings Plan’s net assets available for benefits include participant loans treated as deemed distributions during the plan year; however, these amounts are not reported on the Entergy Savings Plan’s Form 5500 as part of the assets of the Entergy Savings Plan at the end of the plan year.

The following reconciles the net assets available for benefits per the financial statements to the net assets per the Entergy Savings Plan Form 5500 as of December 31, 2025 and 2024:

	Net Assets Available for Benefits
	2025	2024
Net assets available for benefits per the financial statements	$4,805,037,142	$4,390,182,136
Adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	(13,204,687)	(25,444,575)
Participant loans treated as deemed distributions, including accrued interest	(1,025,415)	(932,024)
Total assets per Form 5500, at fair value	4,790,807,040	4,363,805,537

Benefit claims payable liability	(319,753)	(171,720)
Net assets per Form 5500	$4,790,487,287	$4,363,633,817

The following reconciles the increase in net assets on the Statement of Changes in Net Assets Available for Benefits for the year ended December 31, 2025 to the net income on the Entergy Savings Plan Form 5500 for the year ended December 31, 2025:

Increase in net assets per the financial statements	$414,855,006
Reverse: Prior year adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	25,444,575
Adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	(13,204,687)
Reverse: Prior year benefit claims payable liability	171,720
Benefit claims payable liability	(319,753)
Reverse: Prior year participant loans treated as deemed distributions, including accrued interest	932,024
Participant loans treated as deemed distributions, including accrued interest	(1,025,415)
Net income per Form 5500	$426,853,470